Accounts receivable	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts receivable	Accounts receivable

	Note	December 31, 2025	December 31, 2024
Trade	10	$51,717	$69,411
Holdbacks		3,184	791
Accrued trade receivables		63,199	71,933
Contract receivables		$118,100	$142,135
Other		30,828	23,935
		$148,928	$166,070
The Company has not recorded an allowance for credit losses and there has been no change to this estimate in the period. Included within other are commodity tax receivables, receivables from related parties, and other non-trade receivables.